Provisions - Disclosure of Product Warranty (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provisions for product warranty and others	$ 5,659	$ 6,506
Current	4,240	4,174
Non-current	1,419	2,332
Other provisions	$ 5,659	$ 6,506	$ 8,050	$ 15,630